Loans and Related Allowance for Loan and Lease Losses - Past Due Financing Receivables (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans, current balance	$ 583,017	$ 529,146	$ 465,164
Loans, past due	3,312	4,564	5,420
Total loans	586,329	533,710	470,584
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	1,308	1,912	2,471
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	639	121	434
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	1,365	2,531	2,515
Commercial And Industrial [Member]
Loans, current balance	58,889	41,544	34,480
Loans, past due	487	992	448
Total loans	59,376	42,536	34,928
Commercial And Industrial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	59	225	349
Commercial And Industrial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	92	26	68
Commercial And Industrial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	336	741	31
Real Estate Construction Porfolio Segment [Member]
Loans, current balance	17,633	22,137	30,296
Loans, past due	0
Total loans	17,633	22,137	30,296
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, current balance	257,068	229,725	205,753
Loans, past due	1,884	2,753	4,343
Total loans	258,952	232,478	210,096
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, current balance	244,771	230,903	190,088
Loans, past due	865	798	597
Total loans	245,636	231,701	190,685
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	1,052	1,482	2,065
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	121	189	30
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	547	92	363
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	285	1,179	1,915
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	744	609	567
Consumer Portfolio Segment [Member]
Loans, current balance	4,656	4,837	4,547
Loans, past due	76	21	32
Total loans	4,732	4,858	4,579
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	$ 76	16	27
Consumer Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due		3	3
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due		$ 2	$ 2